Commitments and Contingencies (Details) (USD $)	1 Months Ended	12 Months Ended
	Oct. 31, 2000	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating lease obligations
2012		$ 565,000
2013		565,000
2014		565,000
2015		554,000
2016		549,000
Thereafter		3,502,000
Total		6,300,000
Leases, related disclosures
Rent expense, net		600,000	900,000	900,000
Lease term for research and development facility	25 years
Extended term of lease for office space		5 years
Manufactured products
Purchase Obligations
Purchase obligations with ALIGN		$ 200,000